Average Annual Total Returns{- Fidelity Strategic Real Return Fund} - 09.30 Fidelity Strategic Real Return Fund Class K6 - Pro-06 - Fidelity Strategic Real Return Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		LB124 Past 1 year	LB124 Since Inception		F0665 Past 1 year	F0665 Since Inception
Total	3.94%	4.67%	[1]	10.99%	8.91%	[1]	3.48%	4.20%	[1]

[1]	(a)From October 8, 2019